UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Scout Capital Management, LLC
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Address:   280 Park Ave
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           New York, New York 10017
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Form 13F File Number:

                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ilan Mandel
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Title:     Chief Financial Officer
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Phone:     (212) 508-7032
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Ilan Mandel          New York, New York   February 12, 2003
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             18
                                               -------------

Form 13F Information Table Value Total:        149,944
                                               -------------
                                                (thousands)

           UNIT

SYMBOL  DESCRIPTION                   CUSIP         SHR/FACE       TOTAL VALUE

RMK     ARAMARK CORP CL B             038521100     495,000      $11,632,500.00
LSTR    LANDSTAR SYS INC COM          515098101     200,000      $11,672,000.00
ABG     ASBURY AUTOMOTIVE
          GROUP INC COM               043436104     400,000      $ 3,364,000.00
KMX     CARMAX INC COM                143130102     400,000      $ 7,152,000.00
CAKE    CHEESECAKE FACTORY INC COM    163072101     200,000      $ 7,230,000.00
COH     COACH INC COM                 189754104     220,000      $ 7,242,400.00
GPS     GAP INC DEL COM               364760108     250,000      $ 3,880,000.00
MHK     MOHAWK INDS INC COM           608190104     185,000      $10,535,750.00
WTW     WEIGHT WATCHERS INTL INC
          NEW COM                     948626106     240,000      $11,032,800.00
GIS     GENERAL MLS INC COM           370334104     235,000      $11,033,250.00
BNK     BANKNORTH GROUP INC NEW COM   06646R107     315,000      $ 7,119,000.00
LNC     LINCOLN NATL CORP IND         534187109     422,700      $13,348,866.00
TAPB    TRAVELERS PPTY CAS CORP
          NEW CL B                    89420G406     900,000      $13,185,000.00
PTP     PLATINUM UNDERWRITER
          HLDGS L COM                 G7127P100     448,900      $11,828,515.00
ARB     ARBITRON INC COM              03875Q108     265,000      $ 8,877,500.00
CCU     CLEAR CHANNEL COMMUNICATIONS  184502102      70,000      $ 2,610,300.00
EXPE    EXPEDIA INC CLA               302125109      70,000      $ 4,685,114.00
YHOO    YAHOO INC COM                 984332106     215,000      $ 3,515,250.00